Share Capital - Disclosure of number and weighted average exercise prices of RSUs (Details) - Restricted share units [Member]			12 Months Ended
	Apr. 01, 2024 Shares	Feb. 10, 2023 Shares	Apr. 30, 2024 Shares $ / shares	Apr. 30, 2023 Shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year | Shares			1,133,572	0
Weighted average exercise price, beginning of the year | $ / shares			$ 1.6	$ 0
Issued | Shares	318,000	1,133,572	318,000	1,133,572
Weighted average exercise price issued | $ / shares			$ 1.89	$ 1.6
Exercised and converted to shares | Shares			(206,786)	0
Weighted average exercise price exercised and converted to shares | $ / shares			$ (1.6)	$ 0
Cancelled | Shares			(200,713)	0
Weighted average exercise price cancelled | $ / shares			$ (1.6)	$ 0
Outstanding, end of the year | Shares			1,044,073	1,133,572
Weighted average exercise price, end of the year | $ / shares			$ 1.69	$ 1.6